Commitments and Contingencies - Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - GBP (£)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Non cancellable operating leases	£ 535,665	£ 1,279,061
Within one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Non cancellable operating leases	331,527	743,858
After one year but not more than three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Non cancellable operating leases	£ 204,138	£ 535,203